Debt - Summary of Maturities of Long-term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Long-term debt maturity	$ 1,174,581	$ 1,184,132
2018 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt maturity	298,462
2019 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt maturity	167,191
2020 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt maturity	118,376
2021 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt maturity	96,070
2022 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt maturity	89,144
Thereafter [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt maturity	$ 405,338